Intangible Assets	12 Months Ended
May 31, 2022
Unique Logistics International, Inc. [Member]
Intangible Assets [Line Items]
INTANGIBLE ASSETS

4. INTANGIBLE ASSETS

Intangible assets consist of the following at May 31, 2022 and 2021:

	May 31, 2022	May 31, 2021
Trade names/trademarks	$806,000	$806,000
Customer relationships	7,633,000	7,633,000
Non-compete agreements	313,000	313,000
Intangible assets, gross	8,752,000	8,752,000
Less: Accumulated amortization	(1,414,296)	(707,147)
Intangible assets, net	$7,337,704	$8,044,853

Amortizable intangible assets, including tradenames and non-compete agreements, are amortized on a straight-line basis over 3 to 10 years. Customer relationships are amortized on a straight-line basis over 12 to 15 years. For the year ended May 31, 2022 and 2021, amortization expense related to the intangible assets was $707,149 and $707,147. As of May 31, 2022, the weighted average remaining useful lives of these assets were 7.33 years.

Estimated amortization expense for the next five years and thereafter is as follows:

Twelve Months Ending May 31,
2023	637,592
2024	637,592
2025	637,591
2026	602,814
2027	602,814
Thereafter	4,219,301
Intangible assets, net	$7,337,704